Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr 25, 2013
Registrant Name	DWS INTERNATIONAL FUND, INC.
Central Index Key	0000088053
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	Feb 1, 2013

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Diversified International Equity Fund

The following changes are effective on or about July 12, 2013:

DWS Diversified International Equity Fund will change its name to DWS Global Equity Fund.

The fund will change the benchmark against which it measures its performance from the MSCI EAFE Index to the MSCI All Country World Index. Fund management believes the MSCI All Country World Index will more accurately reflect the fund’s investment strategy.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics. In addition to common stock, other securities with equity characteristics include preferred stock, convertible securities, warrants and exchange-traded funds (ETFs). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies.

The fund may also invest a portion of its assets (typically not more than 35% of its net assets) in securities of companies located in emerging markets, such as those of many countries in Latin America, the Middle East, Eastern Europe, Asia and Africa.

The fund may also invest up to 20% of its assets in cash equivalents and US investment-grade fixed-income securities.

Management process. Portfolio management aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned for growth. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

The following disclosure is added under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Supplement [Text Block]	difi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Diversified International Equity Fund

The following changes are effective on or about July 12, 2013:

DWS Diversified International Equity Fund will change its name to DWS Global Equity Fund.

The fund will change the benchmark against which it measures its performance from the MSCI EAFE Index to the MSCI All Country World Index. Fund management believes the MSCI All Country World Index will more accurately reflect the fund’s investment strategy.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics. In addition to common stock, other securities with equity characteristics include preferred stock, convertible securities, warrants and exchange-traded funds (ETFs). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies.

The fund may also invest a portion of its assets (typically not more than 35% of its net assets) in securities of companies located in emerging markets, such as those of many countries in Latin America, the Middle East, Eastern Europe, Asia and Africa.

The fund may also invest up to 20% of its assets in cash equivalents and US investment-grade fixed-income securities.

Management process. Portfolio management aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned for growth. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

The following disclosure is added under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

DWS Diversified International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Diversified International Equity Fund

The following changes are effective on or about July 12, 2013:

DWS Diversified International Equity Fund will change its name to DWS Global Equity Fund.

The fund will change the benchmark against which it measures its performance from the MSCI EAFE Index to the MSCI All Country World Index. Fund management believes the MSCI All Country World Index will more accurately reflect the fund’s investment strategy.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the ”FUND DETAILS” section of the fund’s prospectus:

Main investments. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics. In addition to common stock, other securities with equity characteristics include preferred stock, convertible securities, warrants and exchange-traded funds (ETFs). Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies.

The fund may also invest a portion of its assets (typically not more than 35% of its net assets) in securities of companies located in emerging markets, such as those of many countries in Latin America, the Middle East, Eastern Europe, Asia and Africa.

The fund may also invest up to 20% of its assets in cash equivalents and US investment-grade fixed-income securities.

Management process. Portfolio management aims to add value through stock selection. In choosing securities, portfolio management employs a risk-balanced bottom-up selection process to identify companies it believes are well-positioned for growth. Portfolio management utilizes a proprietary investment process designed to identify attractive investments utilizing proprietary research, including regional and sector research, conducted by in-house analysts. The investment process also takes into consideration various valuation metrics to assess the attractiveness of stocks and assists portfolio management in devising allocations among investable securities.

The following disclosure is added under the ”MAIN RISKS” section of the summary section of the fund’s prospectus:

Growth investing risk. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013